Intangible Assets - Additional Information (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$) yr	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of detailed information about intangible assets [line items]
Period of evaluation	5 years
Impairment loss	R$ 5,565		R$ 2,114
Price paid	R$ 237,593	R$ 221,960	R$ 107,644
Terminal Quimico De Aratu SATequimar [member] | Operating Leases [member]
Disclosure of detailed information about intangible assets [line items]
Agreement term | yr	20
Price paid	R$ 4,334
Terminal Quimico De Aratu SATequimar [member] | Commercial property rights [member]
Disclosure of detailed information about intangible assets [line items]
Agreement term | yr	20
Price paid	R$ 12,000
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	8.40%
Real growth rate	0.00%
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	13.90%
Real growth rate	1.00%
Extrafarma [member]
Disclosure of detailed information about intangible assets [line items]
Period of evaluation	10 years
Period to maturity	4 years